PENSION COSTS	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
PENSION COSTS

NOTE 9 － PENSION COSTS

The Company is required to make contribution to their employees under a government-mandated defined contribution pension scheme for its eligible full-times employees in Singapore. The Company is required to contribute a specified percentage of the participants’ relevant income based on their ages and wages level. For the years ended December 31, 2022, 2023 and 2024, the contribution to the defined contribution plan was approximately $120,636, $113,269 and $164,578, respectively.